RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recogization of Impairment Loss Administration Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	R$ 640,631	R$ 5,681,018	R$ 5,979,596
Balance at end of the year	16,681,420
Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,107,910
Balance at end of the year	264,253	16,107,910
Cash generating unit | Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	264,253	518,340	496,012
Additions		264,253	165,987
Reversals			(143,659)
Balance at end of the year		264,253	518,340
LIVRAMENTO | Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	215,340		119,041
Additions		215,340
Reversals			(119,041)
Balance at end of the year		215,340
Holding Brasil Ventos | Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		290,247	232,442
Additions			57,805
Balance at end of the year			290,247
Others5 | Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 48,913	90,808	60,026
Additions		48,913	30,782
Balance at end of the year		R$ 48,913	R$ 90,808